SELECTED QUARTERLY FINANCIAL DATA (Common Stock Market Price and Dividend Information) (Details) - $ / shares	3 Months Ended								12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
SELECTED QUARTERLY FINANCIAL DATA (unaudited) [Abstract]
Market price, high	$ 12.34	$ 12.14	$ 11.01	$ 11.09	$ 12.50	$ 12.30	$ 12.44	$ 11.85
Market price, low	11.50	10.80	10.78	10.80	10.82	11.31	10.82	10.50
Cash dividends declared, per share	$ 0.04	$ 0.04	$ 0.04	$ 0.04	$ 0.04	$ 0.04	$ 0.04	$ 0.04	$ 0.16	$ 0.16	$ 0.16